CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Cash Flows from Operating Activities:
Net income (loss) for the period	$ 34,275,443	$ (5,585,556)	$ 81,812,031	$ (15,145,363)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Stock option compensation	227,959	3,126	4,889,737	14,907
Depreciation	1,655	1,334	4,102	4,463
Gain on sale of mining data	(88,500,000)	0	(187,500,000)	0
Loss on settlement of debt	6,144,815	8,135	16,637,379	6,543
Gain on disposition of marketable securities	0	(60)	0	(48,360)
Accretion of convertible notes	589,685	2,698,129	6,051,444	7,638,594
Income tax	15,423,256	0	31,270,860	0
Changes in non-cash working capital:
Net decrease (increase) in receivables, deposits and advances	182,043	82,163	(147,928)	371,506
Net increase (decrease) in payables and accrued expenses	(5,304,787)	77,234	6,320,892	(371,973)
Net cash used in operating activities	(36,959,931)	(2,715,495)	(40,661,483)	(7,529,683)
Cash Flows from Investing Activities:
Proceeds from sale of mining data	88,500,000	0	128,500,000	0
Purchase of property, plant and equipment	(57,720)	0	(64,464)	(350,000)
Proceeds from disposition of marketable securities	0	156	0	48,456
Net cash provided by (used in) investing activities	88,442,280	156	128,435,536	(301,544)
Cash Flows from Financing Activities:
Proceeds from the issuance of common shares	5,531,249	39,015	5,928,624	38,425,875
Settlement of debt	(42,924,181)	(77,181)	(42,924,181)	(79,589)
Financing fees	0	0	0	(141,887)
Net cash provided by (used in) financing activities	(37,392,932)	(38,166)	(36,995,557)	38,204,399
Change in Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	14,089,417	(2,753,505)	50,778,496	30,373,172
Cash and cash equivalents - beginning of period	72,436,128	42,477,569	35,747,049	9,350,892
Cash and cash equivalents - end of period	$ 86,525,545	$ 39,724,064	$ 86,525,545	$ 39,724,064